Amount Due from Related Parties (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Aug. 28, 2025	Dec. 31, 2024
Amount Due From Related Parties [Line Items]
Bearing interest rate			4.16%
Loan Agreement [Member]
Amount Due From Related Parties [Line Items]
Loan amount		$ 47,634
Bearing interest rate		1.50%
Debt [Member] | Related Party [Member]
Amount Due From Related Parties [Line Items]
Amount due from related parties	$ 74,924			$ 3,809